Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	2,206.09
Total Transaction Valuation	15,974,577
Total Offset Amount	(0)
Net Fee	$ 2,206.09